INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of current and deferred portion of income tax expenses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax	1,053,979	945,305	935,897
Deferred tax	204,217	(208,501)	72,977
Total	1,258,196	736,804	1,008,874

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income before income tax expenses	7,022,709	4,742,372	5,277,451
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	1,755,677	1,185,593	1,319,363
Effect of different tax rate of subsidiary operation in other jurisdiction	11,708	7,236	(4,016)
Effect of non-deductible expenses	64,841	57,364	47,467
Effect of preferential tax rate and tax exemption	(487,655)	(418,997)	(488,462)
Effect of enacted tax rate change of deferred tax assets/liabilities	1,125	—	—
Effect of research and development super-deduction	(106,515)	(115,374)	(98,914)
Effect of withholding income tax	—	—	206,721
Effect of valuation allowance movement of deferred tax assets	19,015	20,982	26,715
Income tax expense	1,258,196	736,804	1,008,874

Schedule of the effect of preferential tax rates on the income per share

	Year Ended December 31,
	(Amounts in Thousands Except Per Share Data)
	2021	2022	2023
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	486,530	418,997	488,462
Income per share effect-basic	1.58	1.34	1.52
Income per share effect-diluted	1.51	1.30	1.49

Schedule of components of the deferred tax assets and deferred tax liabilities

	December 31,	December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
Guarantee liabilities	1,909,361	2,111,910
Provision for accounts receivable and contract assets and financial assets receivable	34,889	29,255
Provision for loan losses	678,636	1,132,843
Depreciation of land use rights	29,317	42,417
Net operating loss carry forwards	33,237	76,638
Others	—	17,500
Gross deferred tax assets	2,685,440	3,410,563
Valuation allowance on deferred tax assets	(49,780)	(107,302)
Total deferred tax assets	2,635,660	3,303,261
Uncollected revenues	(1,717,324)	(2,345,550)
Withholding income tax	—	(112,721)
Others	—	(2,075)
Total deferred tax liabilities	(1,717,324)	(2,460,346)
Net deferred tax assets	918,336	842,915